Short Term Deposits (Details) - Schedule of short term deposits (Parentheticals)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Short Term Deposits Abstract
Bank deposits in(average annual interest rates	0.70%	0.60%